Nature of the business, Assets acquired (Details) $ in Thousands						1 Months Ended	12 Months Ended
		Aug. 02, 2019 USD ($) MW Corporation	May 24, 2019 USD ($) MW	May 09, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) MW kV	Oct. 22, 2019 USD ($)	Dec. 31, 2017 USD ($)
Nature of the business [Abstract]
Investments carried under the equity method							$ 139,925	$ 53,419		$ 55,784
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Ownership interest					51.00%
Equity value of agreed price					$ 24,500
Consideration payment advanced					$ 19,900
Interest rate					12.00%
Payment received through cash sweep mechanism						$ 7,800
Monterrey [Member]
Nature of the business [Abstract]
Percentage interest acquired		30.00%
Gross capacity | MW		142
Acquisition purchase price		$ 42,000
Ownership percentage acquired		30.00%
Installed capacity | MW		130
Battery capacity | MW		12
Period of PPA		20 years
Number of international corporations | Corporation		2
Ownership percentage to be acquired under ROFO agreement		70.00%
Investments carried under the equity method		$ 16,600
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW			75	75
Installed capacity | MW				75
Investments carried under the equity method			$ 4,900	$ 4,900
ASI Operations LLC [Member]
Nature of the business [Abstract]
Percentage interest acquired		100.00%
Acquisition purchase price		$ 6,000
Investments carried under the equity method		$ 6,000
ATN2 [Member]
Nature of the business [Abstract]
Acquisition purchase price									$ 20,000
Chile TL3 [Member]
Nature of the business [Abstract]
Gross capacity | kV								66
Ownership interest							100.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Percentage interest acquired								100.00%
Gross capacity | MW								4
Melowind [Member]
Nature of the business [Abstract]
Percentage interest acquired								100.00%
Gross capacity | MW								50
Ownership interest							100.00%
Solacor 1/2 [Member]
Nature of the business [Abstract]
Ownership interest	[1]						87.00%
Seville PV [Member]
Nature of the business [Abstract]
Ownership interest	[2]						80.00%
PTS [Member]
Nature of the business [Abstract]
Percentage interest acquired								5.00%

[1]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[2]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.